Leases	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Abstract]
Leases	LeasesThe Group leases certain properties under non-cancellable lease agreements that relate to office space. The expected lease terms up to thirteen years. The Group currently does not act in the capacity of a lessor.
Below is the roll-forward of lease right-of-use assets:

Right of use assets
(in € millions)
Cost
At January 1, 2020	587
Increases	29
Acquired in business combinations	3
Decreases	(3)
Exchange differences	(35)
At December 31, 2020	581
Increases	23
Decreases	(2)
Exchange differences	30
At December 31, 2021	632
Accumulated depreciation
At January 1, 2020	(98)
Depreciation charge	(49)
Decreases	3
Exchange differences	7
At December 31, 2020	(137)
Depreciation charge	(53)
Decreases	2
Exchange differences	(7)
At December 31, 2021	(195)
Cost, net accumulated depreciation
At December 31, 2020	444
At December 31, 2021	437
Below is the roll-forward of lease liabilities:

Lease liabilities	2021	2020
	(in € millions)
At January 1	608	628
Increases	23	32
Acquired in business combinations	—	3
Payments (1)	(85)	(79)
Interest expense	40	41
Lease incentives received (1)	7	20
Increases in lease incentives receivable	(2)	(1)
Exchange differences	32	(36)
At December 31	623	608
(1)Included within the consolidated statement of cash flows
Below is the maturity analysis of lease liabilities:

Lease liabilities	December 31, 2021
Maturity Analysis	(in € millions)
Less than one year	90
One to five years	360
More than five years	433
Total lease commitments	883
Impact of discounting remaining lease payments	(254)
Lease incentives receivable	(6)
Total lease liabilities	623
Lease liabilities included in the consolidated statement of financial position
Current	44
Non-current	579
Total	623
Excluded from the lease commitments above are short term leases. Expenses relating to short term leases were approximately €7 million and €9 million for the year ended December 31, 2021 and 2020, respectively. Additionally, the Group has entered into certain lease agreements with approximately €7 million of commitments, which had not commenced as of December 31, 2021, and as such, have not been recognized in the consolidated statement of financial position.
The weighted-average incremental borrowing rate applied to lease liabilities recognized in the consolidated statement of financial position was 6.3% as of December 31, 2021 and December 31, 2020